Related party transaction	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 11 – Related party transaction

The relationship and the nature of related party transaction are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Hong Kong Clean Energy Ltd.	Controlled by a same shareholder group	Working capital loan

Due to related party consisted of the following:

	December 31, 2014	December 31, 2013
Hong Kong Clean Energy Ltd.	$—	$120,000

The balance of due to related party was unsecured, interest-free and due upon demand.

As of December 31, 2014, the Company settled all related party balances.

Purchases from related party

The Company periodically purchases merchandise or raw materials from its affiliates during the ordinary course of business. The purchase made to related party consists of the following:

	Years ended December 31,
	2014	2013

Zhejiang Forasen Group Co., LTD	$839,059	$3,622,905